Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

7. Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Computer software	24,307	21,918
Licensed copyrights of reading content	43,788	48,016
Audio content	15,646	17,041
Trademark and Domain name	191	137
Total	83,932	87,112
Less: amortization	(42,880)	(55,136)
impairment	(11,926)	(11,926)
Net book value	29,126	20,050

The Group recognized impairment losses on intangible assets of RMB0.4 million, RMB1.1 million and nil for the years ended December 31, 2021, 2022 and 2023, respectively.

Amortization expenses for the years ended December 31, 2021, 2022 and 2023 were RMB7.4 million, RMB14.9 million and RMB15.8 million, respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2024: RMB8.7 million, 2025: RMB5.0 million, 2026: RMB4.0 million, 2027: RMB1.8 million and 2028: RMB0.3 million.